Note 12 - Commitments and Contingencies - Future Minimum Lease Payments (Details)	Sep. 30, 2016 USD ($)
2017, rental expense	$ 2,774,000
2017, less, sublease income	84,000
2017, net	2,690,000
2018, rental expense	2,196,000
2018, less, sublease income
2018, net	2,196,000
2019, rental expense	1,524,000
2019, less, sublease income
2019, net	1,524,000
2020, rental expense	1,390,000
2020, less, sublease income
2020, net	1,390,000
2021, rental expense	1,092,000
2021, less, sublease income
2021, net	1,092,000
Thereafter, rental expense	2,232,000
Thereafter, less, sublease income
Thereafter, net	2,232,000
Total, rental expense	11,208,000
Total, less, sublease income	84,000
Total, net	$ 11,124,000